Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440, as per the management agreement between the Manager and the Company.
Based on the management agreement between the Manager and the Company, the Manager also receives a brokerage commission of 1.25% on freight, hire and demurrage per vessel. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve-month period, an amount of $500 is charged for each additional day (the “Superintendent fees”).
The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased (“Commissions – vessel purchased”) are capitalized to the cost of the vessels as incurred, and are included in “Vessels, net” in the consolidated balance sheets.
The Manager also provides crew management services to the vessels. These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. The Company pays to the Manager a fixed monthly fee of $2,500 per vessel for these services and the related expense is included in “Vessel operating expenses – related parties” in the consolidated statements of operations.
In addition to management services, the Company reimburses the Manager for the compensation of its executive officers (the “Executive compensation”). Furthermore, the Company rents office space from the Manager and incurs a rental expense (the “Rental Expense”). The related expenses are included in “General and administrative expenses – related parties” in the consolidated statement of operations.
In addition, an allocation of general and administrative expenses incurred by Imperial Petroleum Inc. up to June 21, 2023 has been included in General and administrative expenses of the Company based on the number of calendar days the Company’s vessels operated under Imperial Petroleum Inc.’s fleet compared to the number of calendar days of the total Imperial Petroleum Inc.’s fleet. These expenses consisted mainly of executive compensation, office rent, investor relations and consultancy fees (the “General and administrative expenses – related parties”).
The current account balance with the Manager at December 31, 2024 and 2025 was a liability of $1,441,251 and $27,612, respectively. The liability as of December 31, 2024 and 2025 mainly represents payments made by the Manager on behalf of the Company.
On July 7, 2023, the Company entered into a memorandum of agreement with Imperial Petroleum Inc. for the acquisition of the vessel “Afrapearl II” for an aggregate consideration of $43,000,000. The vessel was delivered to the Company on July 14, 2023. 10% of the total consideration i.e., $4,300,000 was paid in cash, while the remaining amount of $38,700,000 was paid in July 2024 and had no stated interest. The vessel was recorded at its fair value of $40,000,000 as determined by an independent broker and the liability was recorded at $35,700,000 (the “Remaining Purchase Price”) on July 7, 2023. Since the payment of the remaining amount depended only on the passage of time, this arrangement was accounted for as seller financing and the financing component amounting to $3,000,000, being the difference between the Remaining Purchase Price and the amount of $38,700,000 that was paid in July 2024, was accounted for as interest over the life of the liability i.e. until July 2024. The interest expense amounting to $1,363,360 for the period from July 14, 2023 to December 31, 2023 and $1,636,640 for the period from January 1, 2024 to July 14, 2024 is included in “Interest and finance costs – related party” in the consolidated statement of operations.
On April 10, 2024, the Company entered into a memorandum of agreement with Transamerica Logistics Inc., a company affiliated with members of the family of the Company’s
Non-Executive
Chairman for the acquisition of the vessel “Eco Spitfire” for an aggregate consideration of $16,190,000 (Note 5). The vessel was delivered to the Company on May 10, 2024. 10% of the total consideration i.e., $1,619,000 was paid in cash, while the remaining amount of $14,571,000 is payable in April 2025 and has no stated interest. The vessel was recorded at its fair value of $15,000,000 as determined by an independent broker and the liability was recorded at $13,381,000 (the “Remaining purchase price”) on May 10, 2024. Since the payment of the remaining amount of $14,571,000 depends only on the passage of time, this arrangement has been accounted for as seller financing and the financing component amounting to $1,190,000, being the difference between the Remaining purchase price and the amount of $14,571,000 paid in April 2025, was accounted for as interest over the life of the liability i.e. until April 2025. The interest expense amounting to $824,065 for the period from May 10, 2024 to December 31, 2024 and $365,935 for the period from January 1, 2025 to April 10, 2025 is included in “Interest and finance costs – related party” in the consolidated statement of operations.
On December 15, 2025, the Company entered into a memorandum of agreement with Perfect Storm Inc., a company affiliated with members of the family of the Company’s
Non-Executive
Chairman for the acquisition of the vessel “San Remo” for a consideration of $16,880,000. No deposit was paid as of December 31, 2025. The vessel will be delivered to the Company the third quarter of 2026.
The current account balance with Imperial Petroleum Inc. at December 31, 2025 was a liability of $354,167 (2024: $162,500). The liability relates to the accrued dividend payable on Series A Preferred Shares.
The current account balance with Transamerica Logistics Inc., the company affiliated with members of the family of the Company’s
Non-Executive
Chairman, at December 31, 2025 was nil (2024: a liability of $14,715,810). The liability as of December 31, 2024, related to the outstanding amount for the acquisition of the vessel “Eco Spitfire” which includes the Remaining purchase price, accrued interest of $824,065 and payables of $510,745 relating to inventory on board the vessel, which was settled during the year ended December 31, 2025.

The amounts charged by the Company’s related parties comprised the following:

	Location in consolidated statements of operations	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
Management fees charged by Brave Maritime Corp.	Management fees – related parties	245,520	586,960	642,400
Management fees charged by Stealth Maritime Corp.	Management fees – related parties	150,480	—	—
Brokerage commissions charged by Brave Maritime Corp.	Voyage expenses – related parties	283,141	522,628	434,921
Brokerage commissions charged by Stealth Maritime Corp.	Voyage expenses – related parties	57,125	—	—
Superintendent fees	Vessels’ operating expenses – related parties	5,500	25,500	13,500
Crew management fees charged by Brave Maritime Corp.	Vessels’ operating expenses – related parties	43,750	109,167	120,000
Crew management fees charged by Stealth Maritime Corp.	Vessels’ operating expenses – related parties	30,000	—	—
General and administrative expenses – former parent	General and administrative expenses-related parties	268,089	—	—
Executive compensation	General and administrative expenses-related parties	252,785	445,866	478,454
Rental expense	General and administrative expenses -related parties	—	33,422	66,776
Commissions – vessel purchased	Vessels, net	430,000	161,900	—
Interest expense	Interest and finance costs – related party	1,363,360	2,460,705	365,935